SECURITIZATION DEBT (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥) tranche	Sep. 30, 2020 USD ($) tranche	Jun. 30, 2019 CNY (¥) tranche	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)
Securitization Debt [Line items]
Lease rental receivables qualify for securitization debt	¥ 751,469		¥ 705,033					$ 115,168
Proceeds from securitized lease rental receivables	¥ 198,074	$ 30,356	¥ 262,316
Number of tranches under securitization plan	3	3	3
Issuance costs incurred for securitization	¥ 1,926	$ 295	¥ 6,684
Weighted average effective interest rate under securitization debt						11.36%
Principal Repayment Of Borrowings From External Investors				¥ 210,991	$ 32,336	¥ 157,417
Aggregate loan principal payments on borrowings from external investors, within 1 year				¥ 95,149		¥ 104,899	$ 14,582
Series A Tranche
Securitization Debt [Line items]
Stated interest rate of securitization debt	4.95%	4.95%	5.50%
Series B Tranche
Securitization Debt [Line items]
Stated interest rate of securitization debt	6.00%	6.00%	6.50%
Minimum
Securitization Debt [Line items]
Remaining lease terms qualify for securitization debt	4 months	4 months	23 months
Maximum
Securitization Debt [Line items]
Remaining lease terms qualify for securitization debt	59 months	59 months	59 months
Weighted average effective interest rate under securitization debt				7.17%	7.17%